FAIR VALUE MEASUREMENTS (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2013		Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Investors Warrants [Member]
Risk-free interest rate	0.48%	[1]	0.79%	[1]	0.51%	[1]	0.78%	[1]
Expected volatility	58.89%	[2]	47.23%	[2]	70.00%	[2]	80.00%	[2]
Expected life (in years)	3 years 6 months 25 days	[3]	3 years 3 months 29 days	[3]	3 years 9 months 25 days	[3]	4 years 9 months 14 days	[3]
Expected dividend yield	0.00%	[4]	0.00%	[4]	0.00%	[4]	0.00%	[4]
Investors Warrants [Member] | Issuance Date [Member]
Risk-free interest rate							1.20%	[1]
Expected volatility							80.00%	[2]
Expected life (in years)							5 years	[3]
Expected dividend yield							0.00%	[4]
Investors Warrants [Member] | Warrant [Member]
Warrants	$ 1.34		$ 1.69		$ 0.81		$ 0.38
Investors Warrants [Member] | Warrant [Member] | Issuance Date [Member]
Warrants							$ 0.39
Placement Agent Warrants [Member]
Risk-free interest rate	0.36%	[1]	0.59%	[1]	0.41%	[1]
Expected volatility	57.46%	[2]	46.63%	[2]	59.00%	[2]
Expected life (in years)	3 years	[3]	2 years 9 months	[3]	3 years 3 months	[3]
Expected dividend yield	0.00%	[4]	0.00%	[4]	0.00%	[4]
Placement Agent Warrants [Member] | Maximum [Member]
Warrants	$ 1.47		$ 1.87		$ 0.79
Placement Agent Warrants [Member] | Minimum [Member]
Warrants	$ 1.26		$ 1.64		$ 0.65
Placement Agent Warrants [Member] | Issuance Date [Member]
Risk-free interest rate							0.86%	[1]
Expected volatility							75.00%	[2]
Expected life (in years)							3 years 11 months 5 days	[3]
Expected dividend yield							0.00%	[4]
Placement Agent Warrants [Member] | Issuance Date [Member] | Maximum [Member]
Warrants							$ 0.32
Placement Agent Warrants [Member] | Issuance Date [Member] | Minimum [Member]
Warrants							$ 0.31

[1]	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.
[2]	Expected volatility - was calculated based on actual historical stock price movements of companies in the same industry over a term that is equivalent to the expected term of the option.
[3]	Expected life - the expected life was based on the maturity date of the warrants.
[4]	Expected dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.